UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22855

Investment Company Act File Number

Currency Income Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Currency Income Advantage Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 38.9%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 5.5%
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	$1,903,053
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	411,291
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	52,600	724,349

Total Bangladesh			$3,038,693

Colombia — 0.6%
Titulos De Tesoreria B, 5.25%, 11/11/15	COP	683,000	$364,712

Total Colombia			$364,712

Dominican Republic — 4.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(1)	DOP	12,260	$297,982
Dominican Republic International Bond, 11.50%, 5/10/24(1)	DOP	6,000	146,975
Dominican Republic International Bond, 14.00%, 4/30/21(1)	DOP	7,000	182,116
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	1,800	48,494
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	13,800	371,788
Dominican Republic International Bond, 15.95%, 6/4/21(1)	DOP	6,500	193,085
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	900	29,452
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	28,600	935,919

Total Dominican Republic			$2,205,811

Georgia — 2.4%
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	2,276	$1,334,240

Total Georgia			$1,334,240

Iceland — 1.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	13,685	$102,094
Republic of Iceland, 7.25%, 10/26/22	ISK	20,135	155,862
Republic of Iceland, 8.75%, 2/26/19	ISK	39,814	328,240

Total Iceland			$586,196

Philippines — 1.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	28,000	$698,687

Total Philippines			$698,687

Serbia — 4.3%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	202,440	$2,391,819

Total Serbia			$2,391,819

Sri Lanka — 8.2%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	273,460	$1,952,042
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	321,000	2,548,201

Total Sri Lanka			$4,500,243

Turkey — 1.3%
Turkey Government Bond, 6.50%, 1/7/15	TRY	1,556	$723,321

Total Turkey			$723,321

Uganda — 0.9%
Uganda Government Bond, 14.125%, 12/1/16	UGX	1,265,800	$490,222

Total Uganda			$490,222

Uruguay — 1.0%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	7,085	$264,945
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	4,990	183,575

Security	Principal Amount (000’s omitted)		Value
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	$35,636
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	1,655	57,178

Total Uruguay			$541,334

Vietnam — 8.3%
Vietnam Government Bond, 6.70%, 2/28/17	VND	44,438,100	$2,155,182
Vietnam Government Bond, 12.10%, 1/16/15	VND	50,000,000	2,426,848

Total Vietnam			$4,582,030

Total Foreign Government Bonds (identified cost $20,729,809)			$21,457,308

Foreign Corporate Bonds — 1.0%

Security	Principal Amount (000’s omitted)		Value
Supranational — 1.0%
International Bank for Reconstruction & Development, 3.40%, 4/15/17	UYU	12,474	$548,906

Total Supranational			$548,906

Total Foreign Corporate Bonds (identified cost $555,812)			$548,906

Short-Term Investments — 57.5%

Foreign Government Securities — 39.2%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	100	$56,798

Total Georgia			$56,798

Kenya — 7.2%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	243,450	$2,741,614
Kenya Treasury Bill, 0.00%, 9/29/14	KES	21,400	240,602
Kenya Treasury Bill, 0.00%, 3/2/15	KES	91,000	979,929

Total Kenya			$3,962,145

Lebanon — 8.8%
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	858,600	$563,202
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	3,682,000	2,397,380
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	1,082,000	701,532
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	1,848,300	1,164,594

Total Lebanon			$4,826,708

Malaysia — 4.7%
Bank Negara Monetary Note, 0.00%, 9/11/14	MYR	8,326	$2,596,629

Total Malaysia			$2,596,629

Mauritius — 1.9%
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	32,800	$1,066,714

Total Mauritius			$1,066,714

Mexico — 0.4%
Mexico Cetes, 0.00%, 2/5/15	MXN	2,784	$207,435

Total Mexico			$207,435

Security	Principal Amount (000’s omitted)		Value
Nigeria — 4.0%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	215,000	$1,293,006
Nigeria Treasury Bill, 0.00%, 12/4/14	NGN	153,600	916,688

Total Nigeria			$2,209,694

South Korea — 0.6%
Korea Monetary Stabilization Bond, 2.64%, 8/9/14	KRW	312,380	$303,934

Total South Korea			$303,934

Sri Lanka — 1.7%
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	36,400	$272,476
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	68,660	512,724
Sri Lanka Treasury Bill, 0.00%, 6/19/15	LKR	21,750	157,811

Total Sri Lanka			$943,011

Turkey — 3.0%
Turkey Government Bond, 10.00%, 6/17/15	TRY	3,517	$1,667,079

Total Turkey			$1,667,079

Uganda — 0.9%
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	1,424,100	$512,081

Total Uganda			$512,081

Uruguay — 4.1%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	51,721	$2,211,305
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	1,160	46,467

Total Uruguay			$2,257,772

Zambia — 1.8%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	3,625	$586,709
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	1,270	204,888
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	1,590	218,591

Total Zambia			$1,010,188

Total Foreign Government Securities (identified cost $21,915,978)			$21,620,188

U.S. Treasury Obligations — 9.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/21/14		$5,000	$4,999,965
U.S. Treasury Bill, 0.00%, 10/9/14		300	299,997

Total U.S. Treasury Obligations (identified cost $5,299,982)			$5,299,962

Other — 8.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)		$4,787	$4,786,901

Total Other (identified cost $4,786,901)			$4,786,901

Total Short-Term Investments (identified cost $32,002,861)			$31,707,051

Value

Total Investments— 97.4% (identified cost $53,288,482)	$53,713,265

Other Assets, Less Liabilities — 2.6%	$1,417,911

Net Assets — 100.0%	$55,131,176

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BDT	-	Bangladesh Taka

COP	-	Colombian Peso

DOP	-	Dominican Peso

GEL	-	Georgian Lari

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $898,104 or 1.6% of the Portfolio’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $1,307,707 or 2.4% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $9,432.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2014 were $455,207 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/14	Chilean Peso 595,901,296	United States Dollar 1,044,525	Citibank NA	$2,794	$—	$2,794
8/4/14	Chilean Peso 595,901,296	United States Dollar 1,039,713	Citibank NA	—	(2,018)	(2,018)
8/4/14	Peruvian New Sol 11,745,433	United States Dollar 4,198,546	Bank of America NA	5,246	—	5,246
8/4/14	Peruvian New Sol 11,745,433	United States Dollar 4,206,064	BNP Paribas	12,764	—	12,764
8/4/14	United States Dollar 1,039,713	Chilean Peso 595,901,296	Citibank NA	2,018	—	2,018
8/4/14	United States Dollar 1,053,946	Chilean Peso 595,901,296	Citibank NA	—	(12,216)	(12,216)
8/4/14	United States Dollar 4,209,078	Peruvian New Sol 11,745,433	Bank of America NA	—	(15,778)	(15,778)
8/4/14	United States Dollar 4,198,546	Peruvian New Sol 11,745,433	BNP Paribas	—	(5,246)	(5,246)
8/5/14	Euro 2,729,854	Romanian Leu 12,212,000	Bank of America NA	37,785	—	37,785
8/6/14	Euro 1,151,192	United States Dollar 1,597,049	Deutsche Bank AG	55,535	—	55,535
8/6/14	United States Dollar 744,235	Euro 549,402	Deutsche Bank AG	—	(8,554)	(8,554)
8/6/14	United States Dollar 235,145	Paraguayan Guarani 1,112,000,000	Citibank NA	23,564	—	23,564
8/6/14	United States Dollar 1,035,315	Philippine Peso 45,148,000	Bank of America NA	2,250	—	2,250
8/6/14	United States Dollar 1,235,416	Philippine Peso 53,874,000	Citibank NA	2,685	—	2,685
8/6/14	United States Dollar 1,430,150	Philippine Peso 62,366,000	Standard Chartered Bank	3,108	—	3,108
8/8/14	New Turkish Lira 2,191,000	United States Dollar 1,019,971	Standard Chartered Bank	—	(968)	(968)
8/8/14	United States Dollar 3,514,713	New Turkish Lira 7,525,000	Standard Chartered Bank	—	(8,293)	(8,293)
8/11/14	United States Dollar 1,656,125	Yuan Offshore Renminbi 10,290,000	Citibank NA	7,904	—	7,904
8/12/14	United States Dollar 1,927,081	Indian Rupee 117,487,000	Deutsche Bank AG	8,910	—	8,910
8/12/14	United States Dollar 804,947	Mexican Peso 10,506,979	Standard Chartered Bank	—	(10,641)	(10,641)
8/13/14	Euro 1,868,000	United States Dollar 2,571,489	Deutsche Bank AG	70,073	—	70,073
8/13/14	United States Dollar 163,220	Paraguayan Guarani 742,000,000	Citibank NA	9,376	—	9,376
8/18/14	Euro 3,505,372	Polish Zloty 14,574,899	Citibank NA	—	(27,243)	(27,243)
8/20/14	Indonesian Rupiah 2,459,351,000	United States Dollar 211,303	Standard Chartered Bank	1,832	—	1,832
8/20/14	United States Dollar 3,760,504	Indonesian Rupiah 44,618,381,000	Deutsche Bank AG	39,778	—	39,778
8/21/14	Euro 28,800	United States Dollar 38,925	Bank of America NA	358	—	358
8/21/14	Euro 14,805	United States Dollar 20,094	Bank of America NA	268	—	268

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/21/14	Euro 7,405	United States Dollar 10,067	Bank of America NA	$150	$—	$150
8/25/14	Euro 312,654	United States Dollar 426,253	Bank of America NA	7,565	—	7,565
8/27/14	Argentine Peso 460,000	United States Dollar 52,571	Bank of America NA	—	(1,768)	(1,768)
8/27/14	Argentine Peso 390,000	United States Dollar 43,870	Bank of America NA	—	(2,201)	(2,201)
8/27/14	United States Dollar 89,947	Argentine Peso 850,000	Bank of America NA	10,463	—	10,463
8/28/14	United States Dollar 1,837,114	Indian Rupee 109,909,000	Standard Chartered Bank	—	(35,686)	(35,686)
9/3/14	United States Dollar 1,119,655	Brazilian Real 2,519,000	Standard Chartered Bank	—	(19,093)	(19,093)
9/4/14	Euro 2,410,706	British Pound Sterling 1,960,000	Deutsche Bank AG	79,875	—	79,875
9/4/14	Euro 761,236	British Pound Sterling 609,000	Morgan Stanley & Co. International PLC	8,486	—	8,486
9/8/14	Argentine Peso 1,234,000	United States Dollar 137,264	Bank of America NA	—	(6,335)	(6,335)
9/8/14	United States Dollar 130,169	Argentine Peso 1,234,000	Bank of America NA	13,430	—	13,430
9/9/14	Zambian Kwacha 3,370,000	United States Dollar 563,545	Standard Chartered Bank	25,343	—	25,343
9/11/14	United States Dollar 2,211,979	New Zealand Dollar 2,530,000	Bank of America NA	—	(70,694)	(70,694)
9/12/14	Euro 768,249	United States Dollar 1,041,016	Citibank NA	12,165	—	12,165
9/15/14	Euro 2,400,221	Norwegian Krone 19,545,000	Deutsche Bank AG	—	(109,945)	(109,945)
9/15/14	Norwegian Krone 13,383,000	Euro 1,587,394	Citibank NA	147	—	147
9/15/14	Norwegian Krone 6,162,000	Euro 735,481	Deutsche Bank AG	6,214	—	6,214
9/15/14	United States Dollar 252,525	Azerbaijani Manat 205,000	VTB Capital PLC	7,924	—	7,924
9/16/14	South Korean Won 55,631,000	United States Dollar 54,503	Standard Chartered Bank	746	—	746
9/16/14	United States Dollar 478,873	Armenian Dram 209,052,000	VTB Capital PLC	40,300	—	40,300
9/16/14	United States Dollar 2,452,201	South Korean Won 2,505,659,000	Bank of America NA	—	(30,953)	(30,953)
9/23/14	Zambian Kwacha 1,239,000	United States Dollar 207,538	Citibank NA	11,325	—	11,325
9/24/14	Euro 776,632	United States Dollar 1,051,898	Deutsche Bank AG	11,779	—	11,779
9/24/14	United States Dollar 1,045,914	Euro 776,632	BNP Paribas	—	(5,796)	(5,796)
9/29/14	United States Dollar 1,661,273	Israeli Shekel 5,680,209	BNP Paribas	—	(2,490)	(2,490)
9/29/14	United States Dollar 4,181,357	Peruvian New Sol 11,745,433	BNP Paribas	—	(15,225)	(15,225)
9/30/14	United States Dollar 692,112	Malaysian Ringgit 2,234,000	Citibank NA	1,218	—	1,218
10/3/14	Sri Lankan Rupee 60,852,000	United States Dollar 461,840	Standard Chartered Bank	—	(3,659)	(3,659)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/9/14	United States Dollar 416,461	Azerbaijani Manat 337,000	VTB Capital PLC	$10,500	$—	$10,500
10/9/14	United States Dollar 122,775	Azerbaijani Manat 100,000	VTB Capital PLC	3,920	—	3,920
10/9/14	United States Dollar 84,663	Azerbaijani Manat 69,000	VTB Capital PLC	2,757	—	2,757
10/14/14	United States Dollar 1,806,831	Colombian Peso 3,398,649,658	Citibank NA	—	(9,460)	(9,460)
10/14/14	United States Dollar 612,241	Indian Rupee 37,163,000	Standard Chartered Bank	—	(8,227)	(8,227)
10/22/14	United States Dollar 786,292	Indonesian Rupiah 9,297,900,000	BNP Paribas	—	(12,047)	(12,047)
10/24/14	United States Dollar 2,174,974	Singapore Dollar 2,696,000	Deutsche Bank AG	—	(13,813)	(13,813)
10/28/14	United States Dollar 2,207,357	Mexican Peso 28,774,000	Citibank NA	—	(44,006)	(44,006)
11/3/14	United States Dollar 1,036,350	Chilean Peso 595,901,296	Citibank NA	—	(3,904)	(3,904)
1/12/15	United States Dollar 106,464	Ugandan Shilling 291,180,000	Citibank NA	711	—	711
1/12/15	United States Dollar 421,375	Ugandan Shilling 1,150,355,000	Standard Chartered Bank	2,039	—	2,039
2/5/15	United States Dollar 1,049,355	Kazakhstani Tenge 174,193,000	Deutsche Bank AG	—	(127,730)	(127,730)
2/6/15	United States Dollar 322,581	Uruguayan Peso 8,000,000	Citibank NA	4,709	—	4,709
2/13/15	United States Dollar 321,932	Uruguayan Peso 8,000,000	Citibank NA	4,636	—	4,636
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,432	Citibank NA	—	(2,173)	(2,173)
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,395	Citibank NA	—	(2,210)	(2,210)
2/23/15	United States Dollar 172,414	Argentine Peso 2,000,000	Citibank NA	24,795	—	24,795
2/24/15	Argentine Peso 390,000	United States Dollar 37,346	Citibank NA	—	(1,083)	(1,083)
2/24/15	Argentine Peso 610,000	United States Dollar 58,329	Citibank NA	—	(1,777)	(1,777)
2/24/15	United States Dollar 86,207	Argentine Peso 1,000,000	Citibank NA	12,327	—	12,327
2/25/15	Argentine Peso 1,000,000	United States Dollar 95,841	Citibank NA	—	(2,622)	(2,622)
2/25/15	Argentine Peso 1,000,000	United States Dollar 95,547	Citibank NA	—	(2,915)	(2,915)
2/25/15	Argentine Peso 2,000,000	United States Dollar 192,604	Citibank NA	—	(4,322)	(4,322)
2/25/15	United States Dollar 346,320	Argentine Peso 4,000,000	Citibank NA	47,531	—	47,531
3/19/15	Euro 1,453,724	Serbian Dinar 183,460,000	Deutsche Bank AG	65,483	—	65,483

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/31/15	Euro 818,937	Romanian Leu 3,650,000	BNP Paribas	$—	$(6,143)	$(6,143)
4/30/15	United States Dollar 394,945	Uruguayan Peso 10,000,000	Citibank NA	3,721	—	3,721
6/11/15	United States Dollar 213,664	Zambian Kwacha 1,595,000	Standard Chartered Bank	9,148	—	9,148
6/12/15	United States Dollar 132,468	Zambian Kwacha 969,000	Citibank NA	2,834	—	2,834
6/12/15	United States Dollar 98,779	Zambian Kwacha 703,800	Citibank NA	—	(507)	(507)
6/12/15	United States Dollar 241,334	Zambian Kwacha 1,697,300	Citibank NA	—	(4,340)	(4,340)
6/15/15	United States Dollar 1,715,509	Ugandan Shilling 4,757,107,045	Citibank NA	—	(43,475)	(43,475)
6/17/15	United States Dollar 238,275	Zambian Kwacha 1,755,000	Standard Chartered Bank	6,218	—	6,218
6/18/15	United States Dollar 327,144	Zambian Kwacha 2,393,700	Standard Chartered Bank	6,177	—	6,177
6/18/15	United States Dollar 139,483	Zambian Kwacha 1,017,000	Standard Chartered Bank	2,133	—	2,133
6/18/15	United States Dollar 672,464	Zambian Kwacha 4,766,200	Standard Chartered Bank	—	(8,774)	(8,774)

				$733,017	$(694,330)	$38,687

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2014, the Portfolio invested in commodity futures contracts that provided exposure to the investment returns of certain commodities. Commodity futures contracts were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Foreign Exchange Risk: During the fiscal year to date ended July 31, 2014, the Portfolio engaged in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$ 733,017	$(694,330)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,487,364

Gross unrealized appreciation	$898,045
Gross unrealized depreciation	(672,144)

Net unrealized appreciation	$225,901

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$21,457,308	$—	$21,457,308
Foreign Corporate Bonds	—	548,906	—	548,906
Short-Term Investments -
Foreign Government Securities	—	21,620,188	—	21,620,188
U.S. Treasury Obligations	—	5,299,962	—	5,299,962
Other	—	4,786,901	—	4,786,901
Total Investments	$—	$53,713,265	$—	$53,713,265
Forward Foreign Currency Exchange Contracts	$—	$733,017	$—	$733,017
Total	$—	$54,446,282	$—	$54,446,282

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(694,330)	$—	$(694,330)
Total	$—	$(694,330)	$—	$(694,330)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Currency Income Advantage Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014